VictoryShares Core Plus Intermediate Bond ETF Shareholder Fees	Jun. 30, 2025 USD ($)
VictoryShares Core Plus Intermediate Bond ETF | VictoryShares Core Plus Intermediate Bond ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0